S000083814 [Member] Average Annual Total Returns	12 Months Ended	22 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Russell 3000 Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	18.14%
Cboe FTSE Russell IWM 2% OTM BuyWrite Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.81%	7.70%
iShares Russell 2000 BuyWrite ETF
Prospectus [Line Items]
Average Annual Return, Percent	7.69%	7.71%
Performance Inception Date		Mar. 14, 2024
iShares Russell 2000 BuyWrite ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.08%	3.21%
iShares Russell 2000 BuyWrite ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.63%	4.04%